Related Party Transactions	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

Advances – related party

Advance to Star: In December 2024, the Company advanced $1,000,000 to Star pursuant to the terms of the Star Agreement (see Note 1). In February 2025, the Company advanced an additional $800,000 to Star pursuant to the first amendment of the Star Agreement, bringing the total amount of the advance made to Star to $1,800,000 as of March 31, 2025. This amount is a short-term, non-interest bearing advance in nature and will be deducted from the total investment consideration upon the closing of the Star Agreement. No interest was imputed due to immateriality. In the event the Star Agreement is not approved, the total amount of the advance will be returned to the Company from Star shortly thereafter.

Due to affiliates : Amounts owed to affiliates totaled $45,078 and $42,471 as of March 31, 2025 and December 31, 2024, respectively. Amounts due to these affiliates are short-term in nature, non-interest bearing, unsecured and repayable on demand.

Loans payable – related parties: The Company has entered into several promissory notes, and made repayments thereon, with shareholders and affiliates (see Note 5).

NOTE 14 – RELATED PARTY TRANSACTIONS

Departure of Directors and Certain Officers and Election of Directors and Appointment of Certain Officers: On July 24, 2024, the Company’s Chief Executive Officer (the “Original CEO”) resigned from his management position at the Company and from the Board. The Chief Operating Officer, and a director of the Company, was appointed as the new Chief Executive Officer (the “New CEO”) effective July 24, 2024.

The Lender, the Original CEO, and the New CEO, entered into a settlement agreement pursuant to which the New CEO resigned from his management position at the Company and from the Company’s Board effective September 4, 2024. In conjunction with the New CEO’s resignation, the number of Board seats increased from six to seven and appointed two new directors to fill such vacancies, one of whom was also appointed as Chief Executive Officer of the Company effective September 2024.

Advances – related party

Advance to Star: In December 2024, the Company advanced $1,000,000 to Star pursuant to the terms of the Star Agreement (see Note 1). This amount is a short-term, non-interest bearing advance in nature and will be deducted from the total investment consideration upon the closing of the Star Agreement. No interest was imputed due to immateriality. In the event the Star Agreement is not approved, the total amount of the advance will be returned to the Company from Star shortly thereafter.

Due to affiliates: Amounts owed to affiliates totaled $42,471, $42,471 and $1,255,820 as of December 31, 2024, September 30, 2024 and 2023, respectively. Amounts due to these affiliates are short-term in nature, non-interest bearing, unsecured and repayable on demand. The nature of these transactions consists of the following:

Investments: At the time the Company acquired a 5.0% interest in a privately held company’s equity securities, a shareholder of the Company and a director of the Company owned, directly and indirectly, approximately 40.0% and 10.0% of the outstanding securities of that privately held company (see Note 6).

Company Common Stock Issuances: In connection with certain settlement agreements entered into during the three months ended December 31, 2024 with three directors and two officers of the Company, 340,100 shares with a fair value of $789,032 were issued as compensation for services previously rendered. In addition, in December 2024, 690,000 shares with a fair value of $959,100 were issued to current directors of the Company as incentive compensation (see Note 10 and Note 11).

Transaction Advisory: A member of the Company’s Board was also a managing director of a transaction advisory firm (“TA Firm”) at the time the Company entered into a letter agreement in November 2021 to engage the TA firm to serve as the exclusive transactional financial advisor and finder with respect to the Business Combination. The letter agreement of the TA Firm was terminated effective October 2023 and the board member resigned effective October 2023. The Company incurred advisory fees totaling $0, $70,000 and $0 incurred during the three months ended December 31, 2024 and the years ended September 30, 2024 and 2023, respectively. The TA Firm ceased being a related party at the time the board member resigned.

Monies on behalf of related party entities: Occasionally, the Company will pay monies on behalf of an affiliate or an affiliate will pay monies on behalf of the Company.

At September 30, 2024, the Company was released from its obligation of $192,069 to an affiliate where a shareholder has a controlling interest in the affiliate for services received. The Company recognized a gain on settlement of due to affiliates as a component of other (expense) income on the accompanying consolidated statements of operations for the year ended September 30, 2024.

At September 30, 2023, the balance of $229,837 owed from one affiliate where a shareholder has a controlling interest in the affiliate, represented advances made to the affiliate and monies that the Company paid on behalf of the affiliate, were written off after exhaustive efforts at collection.

Loans payable – related parties: The Company has entered into several promissory notes, and made repayments thereon, with shareholders and affiliates during the three months ended December 31, 2024 and the years ended September 30, 2024 and 2023 (see Note 7).

Notes receivable – related parties

Brilliant note receivable: During the year ended September 30, 2023, the Company made non-interest bearings loans with an aggregate principal of $299,650 to Brilliant. The principal was payable promptly after the date on which Brilliant consummated an initial business combination with a target business. These loans were not convertible into any securities of Brilliant. At September 30, 2023, the amount of $299,650 was written off after exhaustive efforts at collection.